Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Cash balances	US$	1.5	Rs.	111.1	Rs.	69.6
Balances with banks (including deposits with original maturity of up to three months)		4,334.4		316,889.0		184,608.4

Total	US$	4,335.9	Rs.	317,000.1	Rs.	184,678.0